NET INCOME (LOSS) PER ORDINARY SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020
NET INCOME (LOSS) PER ORDINARY SHARE
Preferred shares outstanding		0
Number of share options were excluded from the computation of diluted earnings per share	0